Provision for Receivables and Other Assets	12 Months Ended
Dec. 31, 2020
Provision for receivables and other assets abstract [Abstract]
Provision for receivables and other assets
14. Provision for receivables and other assets
Provision for receivables and other assets consists of the following:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Provision for loan principal and financing service fee receivables	1,143,414,087	2,159,235,919	1,434,446,417	219,838,531
Provision for finance lease receivables	32,010,270	30,236,266	(29,287,359)	(4,488,484)
Provision for contract assets	—	—	(3,089,153)	(473,433)
Provision for other current and non-current assets	3,298,849	93,653,956	219,292,277	33,608,012
Provision for investment in equity method investee	—	—	20,000,000	3,065,134

	1,178,723,206	2,283,126,141	1,641,362,182	251,549,760